Right-of-use assets and Lease liabilities - Components of Right-of-Use Assets (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Total right-of-use assets	$ 449	$ 354
Land
Disclosure of quantitative information about right-of-use assets [line items]
Total right-of-use assets	21	14
Buildings and improvements
Disclosure of quantitative information about right-of-use assets [line items]
Total right-of-use assets	392	309
Machinery & equipment and other assets
Disclosure of quantitative information about right-of-use assets [line items]
Total right-of-use assets	$ 36	$ 31